Leases - Schedule of Maturities of Undiscounted Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Maturities of Undiscounted Operating Lease Liabilities [Abstract]
2025	$ 275
2026	125
2027	121
2028	88
Total undiscounted lease liability	609
Less: Imputed interest	(75)
Present value of lease liabilities	$ 534	$ 1,032